Consolidated Statements of Operations and other Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Cost of revenue net of government subsidies	$ 2,805	$ 4,148
General and administrative expenses net of government subsidies	201	318
Other operating income, net of government subsidies	$ 60	$ 8